Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2023
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets at	Financial assets at fair value through profit or loss		Subtotal financial	Non-financial
	amortized cost	Level 1	Level 2	assets	assets	Total
June 30, 2023
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	73,864	14,850	-	88,714	24,329	113,043
Investment in financial assets:
- Public companies’ securities	-	5,046	-	5,046	-	5,046
- Bonds	-	13,034	767	13,801	-	13,801
- Mutual funds	-	25,035	-	25,035	-	25,035
- Others	695	1,309	-	2,004	-	2,004
Derivative financial instruments:
- Commodities options contracts	-	209	-	209	-	209
- Commodities futures contracts	-	2,062	-	2,062	-	2,062
- Foreign-currency options contracts	-	276	-	276	-	276
- Foreign-currency future contracts	-	1,773	-	1,773	-	1,773
- Swaps	-	-	279	279	-	279
- Others	-	1,955	-	1,955	-	1,955
Restricted assets (i)	1,202	-	-	1,202	-	1,202
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	9,265	-	-	9,265	-	9,265
- Short-term investments	-	29,671	-	29,671	-	29,671
Total assets	85,026	95,220	1,046	181,292	24,329	205,621
	Financial liabilities at	Financial liabilities at fair value through profit or loss		Subtotal financial	Non-financial
	amortized cost	Level 1	Level 2	liabilities	liabilities	Total
June 30, 2023
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	57,278	-	-	57,278	30,910	88,188
Borrowings (Note 22)	262,052	-	-	262,052	-	262,052
Derivative financial instruments:
- Commodities options contracts	-	810	-	810	-	810
- Commodities futures contracts	15	335	-	350	-	350
- Foreign-currency options contracts	-	-	-	-	-	-
- Foreign-currency future contracts	-	126	-	126	-	126
- Swaps	-	6	-	6	-	6
Total liabilities	319,345	1,277	-	320,622	30,910	351,532
	Financial assets at	Financial assets at fair value through profit or loss		Subtotal	Non-financial
	amortized cost	Level 1	Level 2	financial assets	assets	Total
June 30, 2022
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	73,533	9,408	-	82,941	22,985	105,926
Investment in financial assets:
- Public companies’ securities	-	3,333	-	3,333	-	3,333
- Bonds	-	3,814	-	3,814	-	3,814
- Mutual funds	-	34,769	-	34,769	-	34,769
- Others	245	830	-	1,075	-	1,075
Derivative financial instruments:
- Commodities options contracts	-	655	-	655	-	655
- Commodities futures contracts	-	4,801	-	4,801	-	4,801
- Foreign-currency options contracts	-	151	-	151	-	151
- Foreign-currency future contracts	-	569	-	569	-	569
Restricted assets (i)	1,005	-	-	1,005	-	1,005
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	39,369	-	-	39,369	-	39,369
- Short-term investments	-	35,892	-	35,892	-	35,892
Total assets	114,152	94,222	-	208,374	22,985	231,359
	Financial liabilities at	Financial liabilities at fair value through profit or loss		Subtotal financial	Non-financial
	amortized cost	Level 1	Level 2	liabilities	liabilities	Total
June 30, 2022
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	53,578	-	-	53,578	22,996	76,574
Borrowings (Note 22)	304,897	-	-	304,897	-	304,897
Derivative financial instruments:
- Commodities options contracts	-	382	222	604	-	604
- Commodities futures contracts	6	1,037	-	1,043	-	1,043
- Foreign-currency options contracts	-	351	-	351	-	351
- Foreign-currency future contracts	-	300	-	300	-	300
- Swaps	-	84	34	118	-	118
Total liabilities	358,481	2,154	256	360,891	22,996	383,887

Schedule of book value of financial instruments recognized
	06.30.2023			06.30.2022
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	90,761	(2,047)	88,714	90,062	(7,121)	82,941
Financial liabilities
Trade and other payables	59,325	(2,047)	57,278	60,699	(7,121)	53,578

Schedule of income, expense, gains and losses on financial instruments
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	2,199	-	2,199
Interest and allowances generated by operating assets	(1,472)	-	(1,472)
Interest expenses	(20,991)	-	(20,991)
Lease liabilities interest	(651)	-	(651)
Foreign exchange, net	20,075	-	20,075
Fair value gain on financial assets at fair value through profit or gain	-	8,668	8,668
Gain from repurchase of Non-convertible Notes	3,516	-	3,516
Gain on financial instruments derived from commodities	-	909	909
Gain from derivative financial instruments, net	-	2,960	2,960
Other financial costs	(3,336)	-	(3,336)
Net result (i)	(660)	12,537	11,877
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	2,773	-	2,773
Interest and allowances generated by operating assets	3,081	-	3,081
Interest expenses	(29,696)	-	(29,696)
Lease liabilities interest	(630)	-	(630)
Foreign exchange, net	63,486	-	63,486
Dividends income	4	-	4
Fair value gain on financial assets at fair value through profit or gain	-	12,732	12,732
Gain from repurchase of Non-convertible Notes	3,139	-	3,139
Loss on financial instruments derived from commodities	-	(5,083)	(5,083)
Loss from derivative financial instruments, net	-	(3,104)	(3,104)
Other financial costs	(2,303)	-	(2,303)
Net result (i)	39,854	4,545	44,399
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	2,318	-	2,318
Interest and allowances generated by operating assets	10,906	-	10,906
Interest expenses	(49,316)	-	(49,316)
Lease liabilities interest	(908)	-	(908)
Foreign exchange, net	37,063	-	37,063
Dividends income	4	-	4
Fair value gain on financial assets at fair value through profit or gain	-	35,663	35,663
Loss from repurchase of Non-convertible Notes	(88)	-	(88)
Loss on financial instruments derived from commodities	-	(16,089)	(16,089)
Loss from derivative financial instruments, net	-	(1,686)	(1,686)
Other financial costs	(4,790)	-	(4,790)
Net result (i)	(4,811)	17,888	13,077

Schedule of changes in Level 3 instruments
	Investments in financial assets - Others	Total
Balance as of June 30, 2021	170	170
Currency translation adjustment	(17)	(17)
Deconsolidation	(207)	(207)
Gains recognized in the year (i)	54	54
Balance as of June 30, 2022 (ii)	-	-

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments - Swaps and Commodities options contracts	Theoretical price	Underlying asset price and volatility	Level 2	-